Acquisitions (Details Narrative) (10-K) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 29, 2019	Jan. 07, 2019	Jan. 04, 2019	Mar. 31, 2019	Nov. 30, 2020	May 31, 2020	Jun. 26, 2020
Business Acquisition [Line Items]
Business combination, consideration					$ 413,544
Percentage interest acquired							49.00%
The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Number of share issued		700,000	300,000	2,000,000
Business combination, consideration						$ 6,090,000
Revenue						38,000
Net income (loss)						$ 400,000
The Simplicity Esports, LLC [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Number of share issued						3,000,000
Business combination, consideration						$ 6,090,000
PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Number of share issued	750,000
Business combination, consideration						1,440,000
Revenue						442,000
Net income (loss)						$ 72,000
PLAYLive Nation, Inc [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Number of share issued						750,000
Business combination, consideration						$ 1,440,000